Improvements to concession assets - net (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about service concession arrangements [abstract]
Summary of Improvements to Concession Assets

As of December 31, 2020, 2021 and 2022, the improvements to concession assets are comprised as follows:

	Balance as of January 1, 2020		Additions		Divestitures		Transfers		Currency translation effect		Balance as of December 31, 2020
Investment:
Improvements to concession assets	Ps.	16,843,096	Ps.	321,758	Ps.	—	Ps.	259,621	Ps.	202,739	Ps.	17,627,214
Construction in-progress		782,005		2,153,038		—		(259,621)		9,207		2,684,629
Total investment		17,625,101		2,474,796		—		—		211,946		20,311,843
Accumulated amortization		(5,561,718)		(939,336)		—		—		(46,949)		(6,548,003)
Net amounts	Ps.	12,063,383	Ps.	1,535,460	Ps.	—	Ps.	—	Ps.	164,997	Ps.	13,763,840

	Balance as of January 1, 2021		Additions		Divestitures		Transfers		Currency translation effect		Balance as of December 31, 2021
Investment:
Improvements to concession assets	Ps.	17,627,214	Ps.	379,965	Ps.	(24,144)	Ps.	928,723	Ps.	120,768	Ps.	19,032,526
Construction in-progress		2,684,629		3,586,390		—		(928,723)		10,282		5,352,578
Total investment		20,311,843		3,966,355		(24,144)		—		131,050		24,385,104
Accumulated amortization		(6,548,003)		(945,086)		13,837		—		(48,000)		(7,527,252)
Net amounts	Ps.	13,763,840	Ps.	3,021,269	Ps.	(10,307)	Ps.	—	Ps.	83,050	Ps.	16,857,852

	Balance as of January 1, 2022		Additions		Divestitures		Transfers		Currency translation effect		Balance as of December 31, 2022
Investment:
Improvements to concession assets	Ps.	19,032,526	Ps.	346,931	Ps.	(29,567)	Ps.	2,997,862	Ps.	(241,843)	Ps.	22,129,629
Construction in-progress		5,352,578		4,233,640		—		(2,997,862)		(20,144)		6,544,492
Total investment		24,385,104		4,580,571		(29,567)		-		(261,987)		28,674,121
Accumulated amortization		(7,527,252)		(995,671)		14,068		—		95,227		(8,413,628)
Net amounts	Ps.	16,857,852	Ps.	3,584,900	Ps.	(15,499)	Ps.	-	Ps.	(166,760)	Ps.	20,260,493

Summary of the Net Amounts of Improvements to Concession Assets

As of December 31, 2020, 2021 and 2022, the net amounts of improvements to concession assets are:

	Total balance as of
	December 31, 2020		December 31, 2021		December 31, 2022
Net amounts:
Improvements to concession assets	Ps.	11,079,211	Ps.	11,505,274	Ps.	13,692,281
Construction in-progress		2,684,629		5,352,578		6,568,212
Total amounts	Ps.	13,763,840	Ps.	16,857,852	Ps.	20,260,493